Changes In Business And Other Matters (Schedule Of Income (Loss) From Discontinued Operations Includes In Net Gain (Loss) On Divestment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Provision Attributable To Discontinued Phenol Operations [Member]	Dec. 31, 2011 Discontinued Sale Of Chemicals Operations[Member]	Dec. 31, 2011 Discontinued Sale Of Polypropylene Operations [Member]	Dec. 31, 2010 Discontinued Sale Of Polypropylene Operations [Member]	Dec. 31, 2009 Discontinued Tulsa Sale Of Refinery [Member]		Dec. 31, 2008 Provision Attributable To Discontinued Tulsa Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of discontinued operations, Pretax	$ (274)	$ (169)	$ 70	$ (287)	$ 13		$ (169)	$ 70	[1]
Gain (loss) on sale of discontinued operations, After tax	(167)	(44)	41	(171)	8	(4)	(44)	41	[1]
Gain (loss) on divestment of discontinued operations, pretax										160
Gain (loss) on divestment of discontinued operations, after tax										$ 95

[1]	In 2008, Sunoco recognized a $160 million provision ($95 million after tax) attributable to the discontinued Tulsa refining operations.